CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Total
Begining Balance at Dec. 31, 2022	$ 241	$ 148,803	$ 495,507	$ (7,493)	$ (82,440)	$ 554,618
Begining Balance, Shares at Dec. 31, 2022	82,544,991
Net income	$ 0	0	197,919	0	0	197,919
Other comprehensive income, net	0	0	0	5,814	0	5,814
Share-based compensation	0	23,600	0	0	0	23,600
Exercise of options and vesting of RSUs	$ 4	5,417	0	0	0	5,421
Exercise of options and vesting of RSUs (Shares)	1,437,471
Ending Balance at Dec. 31, 2023	$ 245	177,820	693,426	(1,679)	(82,440)	787,372
Ending Balance, shares at Dec. 31, 2023	83,982,462
Net income	$ 0	0	181,275	0	0	181,275
Other comprehensive income, net	0	0	0	1,339	0	1,339
Share-based compensation	0	16,569	0	0	0	16,569
Repurchase of ordinary shares	$ 0	0	0	0	(285,385)	(285,385)
Repurchase of ordinary shares (Shares)	(16,050,000)
Exercise of options and vesting of RSUs	$ 4	2,639	0	0	0	2,643
Exercise of options and vesting of RSUs (Shares)	1,626,208
Ending Balance at Dec. 31, 2024	$ 249	197,028	874,701	(340)	(367,825)	$ 703,813
Ending Balance, shares at Dec. 31, 2024	69,558,670					69,558,670
Net income	$ 0	0	93,831	0	0	$ 93,831
Other comprehensive income, net	0	0	0	409	0	409
Share-based compensation	0	11,131	0	0	0	11,131
Repurchase of ordinary shares	$ 0	0	0	0	(127,444)	(127,444)
Repurchase of ordinary shares (Shares)	(6,950,000)
Exercise of options and vesting of RSUs	$ 2	1,456	0	0	0	1,458
Exercise of options and vesting of RSUs (Shares)	750,080
Ending Balance at Dec. 31, 2025	$ 251	$ 209,615	$ 968,532	$ 69	$ (495,269)	$ 683,198
Ending Balance, shares at Dec. 31, 2025	63,358,750					63,358,750